================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2013

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDERS' LETTER........................................  1
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  6
        STATEMENT OF CHANGES IN NET ASSETS..........................  7
        STATEMENT OF CASH FLOWS.....................................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 10
        NOTES TO FINANCIAL STATEMENTS............................... 21
        APPROVAL OF THE INVESTMENT ADVISORY AND
        SUBADVISORY AGREEMENTS...................................... 29

        JUNE 30, 2013                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the six months ended June 30, 2013.

The semi-annual period proved to be a challenging one for many investors. Central bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the first quarter of 2013. However, by March, heightened global political uncertainty and renewed worries about Europe's sovereign debt crisis took over the headlines, weighing on investor sentiment. The second calendar quarter got off to a good start but was subsequently dominated by Federal Reserve (the "Fed") policy statements. On May 22, 2013, Fed Chair Bernanke announced the potential "tapering" of the pace of quantitative easing asset purchases, which put a halt to the rally that many of the riskier asset classes, including equities and several spread, or non-U.S. Treasury, fixed income sectors, had enjoyed year-to-date. The financial markets reacted negatively again in June to news that the slowing of the asset purchase program could begin later this year.

For the semi-annual period overall, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index ("LLI"), returned 2.31%, outperforming the broad U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned -2.44%.*

During the first quarter of 2013, the floating rate loan market fared well, as the sector benefited from strong credit fundamentals, evidenced by low interest expense relative to earnings. The floating rate loan market saw three loan issuers default in March 2013, pushing the bank-loan default rate by principal amount and issuer count up to 2.21% and 1.83%, respectively. However, these metrics remained well below their historical averages of 3.3% and 3.1%, respectively.+ Furthermore, bank-loan mutual funds benefited from a supportive technical picture, as evidenced by 41 consecutive weeks of positive net inflows and year-to-date inflows of $15.8 billion through March 31, 2013.** In terms of quality, CCC-rated loans outpaced higher-rated instruments (B and BB) by a wide margin.

The floating rate loan market generated positive, albeit far more modest, returns during the second quarter of 2013. The sector continued to benefit from strong credit fundamentals. Further, just two issuers defaulted during the second quarter, pushing the bank-loan default rate down to 1.37% and 1.49%, respectively.+ Because issuers had extended maturities via refinancing, less than $30 billion was scheduled to mature through 2014, supporting continued low defaults. Bank-loan mutual funds also continued to benefit from a supportive technical picture, with positive net inflows now being seen for 54 consecutive weeks. Year-to-date inflows to bank-loan mutual funds totaled $32.2 billion through June 30, 2013.** Moreover, the market for collateralized loan obligations ("CLOs"), one of the main sources of demand for bank loans, was forecast to increase to $70 billion in 2013 from $45 billion in 2012. The month of June 2013, however, was challenging for many asset classes, particularly for the floating rate loan market, as the Fed stunned markets with its earlier-than-expected plan to taper asset purchases. Even with the resulting heightened risk aversion in June, CCC-rated loans still outpaced B-rated and BB-rated instruments for the quarter overall.

On the following pages, you will find detailed financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2013.

        JUNE 30, 2013                                         SEMI-ANNUAL REPORT

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management Company, LLP




--------
Past performance is no guarantee of future results.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

+Source: S&P Leveraged Commentary & Data.

**Source: Lipper, Inc.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2013 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2013 and held until June 30, 2013.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2013" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)


                                          ACTUAL                                           HYPOTHETICAL
                     ------------------------------------------------- -----------------------------------------------------
                                           ENDING                                          ENDING ACCOUNT
                                        ACCOUNT VALUE  EXPENSES PAID                         VALUE USING     EXPENSES PAID
                         BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                       ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE    ASSUMED RETURN AT SIX MONTHS ENDED
                     AT JANUARY 1, 2013 JUNE 30, 2013  JUNE 30, 2013*  AT JANUARY 1, 2013   JUNE 30, 2013    JUNE 30, 2013
                     ------------------ ------------- ---------------- ------------------ ----------------- ----------------
Senior Floating
 Rate Fund#
   Class A..........     $1,000.00        $1,021.66        $7.27           $1,000.00          $1,017.60          $7.25
   Class C..........     $1,000.00        $1,021.36        $8.77           $1,000.00          $1,016.12          $8.75


                     EXPENSE
                      RATIO
                      AS OF
                     JUNE 30,
                      2013*
                     --------
Senior Floating
 Rate Fund#
   Class A..........   1.45%
   Class C..........   1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2013 and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2013 -- (UNAUDITED)

ASSETS:
Investments at value (unaffiliated)*............................................ $373,036,099
Receivable for:
 Fund shares sold...............................................................    2,653,987
 Dividends and interest.........................................................    2,235,339
 Investments sold...............................................................   17,826,935
Prepaid expenses and other assets...............................................        8,374
Due from investment adviser for expense reimbursements/fee waivers..............      130,718
                                                                                 ------------
 Total assets...................................................................  395,891,452
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................      569,086
 Investments purchased..........................................................   16,002,831
 Investment advisory and management fees........................................      266,313
 Distribution and service maintenance fees......................................      182,525
 Administration fees............................................................       62,662
 Transfer agent fees and expenses...............................................       73,323
 Directors' fees and expenses...................................................        2,596
 Other accrued expenses.........................................................      191,901
Dividends payable...............................................................      287,369
Commitments (Note 11)...........................................................      126,667
                                                                                 ------------
 Total liabilities..............................................................   17,765,273
                                                                                 ------------
   Net Assets................................................................... $378,126,179
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    457,256
Additional paid-in capital......................................................  437,222,304
                                                                                 ------------
                                                                                  437,679,560
Accumulated undistributed net investment income (loss)..........................       60,096
Accumulated undistributed net realized gain (loss) on investments...............  (55,850,071)
Unrealized appreciation (depreciation) on investments...........................   (3,763,406)
                                                                                 ------------
   Net Assets................................................................... $378,126,179
                                                                                 ============
CLASS A:
Net assets...................................................................... $162,161,396
Shares outstanding..............................................................   19,602,049
Net asset value and redemption price per share.................................. $       8.27
Maximum sales charge (3.75% of offering price)..................................         0.32
                                                                                 ------------
Maximum offering price to public................................................ $       8.59
                                                                                 ============
CLASS C:
Net assets...................................................................... $215,964,783
Shares outstanding..............................................................   26,123,517
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.27
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $376,799,505
                                                                                 ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2013 -- (UNAUDITED)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................ $ 8,925,234
Dividends (unaffiliated).......................................................         309
Facility and other fee income (Note 2).........................................   1,410,756
                                                                                -----------
   Total investment income.....................................................  10,336,299
                                                                                -----------
EXPENSES:
Investment advisory and management fees........................................   1,543,464
Administration fees............................................................     363,168
Distribution and service maintenance fees:
  Class A......................................................................     276,424
  Class C......................................................................     769,542
Transfer agent fees and expenses:
  Class A......................................................................     178,436
  Class C......................................................................     232,390
Registration fees:
  Class A......................................................................      12,942
  Class C......................................................................      17,892
Accounting service fees........................................................      36,896
Custodian and accounting fees..................................................      70,921
Reports to shareholders........................................................      37,395
Audit and tax fees.............................................................      51,411
Legal fees.....................................................................       8,144
Directors' fees and expenses...................................................      27,347
Interest expense...............................................................         145
Other expenses.................................................................      54,568
                                                                                -----------
   Total expenses before fee waivers, expense reimbursements...................   3,681,085
   Fees waived and expenses reimbursed by investment adviser (Note 5)..........    (740,300)
                                                                                -----------
   Net expenses................................................................   2,940,785
                                                                                -----------
Net investment income (loss)...................................................   7,395,514
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).........................    (416,700)
Change in unrealized appreciation (depreciation) on investments (unaffiliated).     452,052
                                                                                -----------
Net realized and unrealized gain (loss) on investments.........................      35,352
                                                                                -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................... $ 7,430,866
                                                                                ===========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE
                                                                        SIX MONTHS
                                                                           ENDED     FOR THE YEAR
                                                                         JUNE 30,       ENDED
                                                                           2013      DECEMBER 31,
                                                                        (UNAUDITED)      2012
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $  7,395,514  $ 14,632,010
 Net realized gain (loss) on investments (unaffiliated)...............     (416,700)   (1,946,487)
 Net unrealized gain (loss) on investments (unaffiliated).............      452,052    14,951,108
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........    7,430,866    27,636,631
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (3,218,761)   (6,633,424)
 Net investment income (Class C)......................................   (3,873,982)   (8,232,858)
                                                                       ------------  ------------
Total distributions to shareholders...................................   (7,092,743)  (14,866,282)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................   34,205,657   (28,915,255)
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   34,543,780   (16,144,906)
NET ASSETS:
Beginning of period...................................................  343,582,399   359,727,305
                                                                       ------------  ------------
End of period+........................................................ $378,126,179  $343,582,399
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $     60,096  $   (242,675)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CASH FLOWS -- FOR THE SIX MONTHS ENDED JUNE 30, 2013 -- (UNAUDITED)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations.................................................................... $   7,430,866

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
  Purchase of loans/securities................................................................................  (219,593,783)
  Proceeds from loans/securities sold.........................................................................   111,863,247
  Loan principal paydowns.....................................................................................    70,776,488
  Net sales of short-term securities..........................................................................    17,586,093
  Accretion of facility fee income............................................................................      (480,426)
  Increase in receivable for dividends and interest...........................................................      (372,430)
  Increase in receivable for investments sold.................................................................   (12,662,826)
  Increase in amount due from investment adviser for expense reimbursements/fee waivers.......................       (29,775)
  Increase in prepaid expenses and other assets...............................................................        (5,463)
  Decrease in payable for investments purchased...............................................................      (873,834)
  Increase in payable for investment advisory and management fees.............................................        19,863
  Increase in payable for distribution and maintenance fees...................................................        14,292
  Increase in payable for administration fees.................................................................         4,674
  Increase in other accrued expenses..........................................................................        80,401
  Unrealized appreciation on investments......................................................................      (452,052)
  Net realized loss from investments..........................................................................       416,700
                                                                                                               -------------
Net cash used in operating activities......................................................................... $ (26,277,965)
                                                                                                               -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold.....................................................................................    89,307,488
Payment on shares redeemed....................................................................................   (62,436,098)
Cash dividends paid...........................................................................................    (2,170,841)
                                                                                                               -------------
Net cash provided by financing activities..................................................................... $  24,700,549
                                                                                                               -------------
Net decrease in cash..........................................................................................    (1,577,416)
Cash balance at beginning of period...........................................................................     1,577,416
                                                                                                               -------------
Cash balance at end of period................................................................................. $          --
                                                                                                               =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $4,986,355.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/08      $8.88     $0.49      $(3.74)     $(3.25)    $(0.49)   $     --   $(0.49) $5.14   (38.20)% $ 25,546    1.45%
12/31/09       5.14      0.32        2.72        3.04      (0.35)         --    (0.35)  7.83    60.63    103,932    1.45
12/31/10       7.83      0.34        0.46        0.80      (0.36)         --    (0.36)  8.27    10.33    255,026    1.45
12/31/11       8.27      0.36       (0.33)       0.03      (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
12/31/12       7.96      0.36        0.31        0.67      (0.37)         --    (0.37)  8.26     8.51    146,103    1.45
06/30/13(5)    8.26      0.17        0.01        0.18      (0.17)         --    (0.17)  8.27     2.17    162,161    1.45(4)
                                                                    CLASS C
                                                                    -------
12/31/08      $8.87     $0.47      $(3.74)     $(3.27)    $(0.46)   $     --   $(0.46) $5.14   (38.31)% $ 86,126    1.75%
12/31/09       5.14      0.32        2.69        3.01      (0.33)         --    (0.33)  7.82    59.94    129,550    1.75
12/31/10       7.82      0.32        0.45        0.77      (0.33)         --    (0.33)  8.26    10.01    190,839    1.75
12/31/11       8.26      0.33       (0.32)       0.01      (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
12/31/12       7.95      0.34        0.30        0.64      (0.34)         --    (0.34)  8.25     8.20    197,480    1.75
06/30/13(5)    8.25      0.16        0.02        0.18      (0.16)         --    (0.16)  8.27     2.14    215,965    1.75(4)

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------- ------------- ---------


12/31/08        6.05%        32%
12/31/09        4.94         74
12/31/10        4.34         41
12/31/11        4.27         63
12/31/12        4.41         61
06/30/13(5)     4.24(4)      50


12/31/08        5.89%        32%
12/31/09        4.88         74
12/31/10        4.03         41
12/31/11        4.02         63
12/31/12        4.12         61
06/30/13(5)     3.94(4)      50

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

               12/31/08 12/31/09 12/31/10 12/31/11 12/31/12 06/30/13(4)(5)
               -------- -------- -------- -------- -------- --------------
      Class A.   0.65%    0.55%    0.38%    0.33%    0.35%       0.35%
      Class C.   0.73     0.66     0.48     0.44     0.44        0.45

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- JUNE 30, 2013 -- (UNAUDITED)

               INDUSTRY ALLOCATION*
               Media....................................... 10.0%
               Hotels, Restaurants & Leisure...............  6.5
               Commercial Services & Supplies..............  5.8
               Health Care Providers & Services............  4.4
               IT Services.................................  3.8
               Food & Staples Retailing....................  3.6
               Food Products...............................  3.6
               Software....................................  3.4
               Chemicals...................................  3.3
               Capital Markets.............................  3.3
               Wireless Telecommunication Services.........  3.2
               Diversified Financial Services..............  3.1
               Oil, Gas & Consumable Fuels.................  2.4
               Specialty Retail............................  2.3
               Insurance...................................  2.3
               Metals & Mining.............................  2.2
               Communications Equipment....................  2.1
               Energy Equipment & Services.................  2.0
               Auto Components.............................  2.0
               Pharmaceuticals.............................  1.9
               Semiconductors & Semiconductor Equipment....  1.7
               Health Care Equipment & Supplies............  1.7
               Diversified Telecommunication Services......  1.7
               Machinery...................................  1.6
               Aerospace & Defense.........................  1.5
               Industrial Conglomerates....................  1.5
               Multi Utilities.............................  1.5
               Multiline Retail............................  1.5
               Airlines....................................  1.3
               Gas Utilities...............................  1.1
               Automobiles.................................  1.0
               Industrial Power Producers & Energy Traders.  1.0
               Household Durables..........................  0.9
               Consumer Finance............................  0.8
               Leisure Equipment & Products................  0.7
               Containers & Packaging......................  0.7
               Health Care Technology......................  0.7
               Internet Software & Services................  0.6
               Diversified Consumer Services...............  0.6
               Personal Products...........................  0.6
               Real Estate Management & Development........  0.6
               Professional Services.......................  0.6
               Pooled Vehicle..............................  0.5
               Real Estate Investment Trusts...............  0.5
               Electrical Equipment........................  0.5
               Life Sciences Tools & Services..............  0.4
               Road & Rail.................................  0.4
               Distributors................................  0.4
               Registered Investment Companies.............  0.3
               Computers & Peripherals.....................  0.2
               Paper & Forest Products.....................  0.2
               Household Products..........................  0.1
               Internet & Catalog Retail...................  0.1
                                                            ----
                                                            98.7%
                                                            ====

                          CREDIT QUALITY+#
                          BBB-................   1.3%
                          BB+ . . . . . . ....   3.9
                          BB . . . . . . . ...  10.0
                          BB-.................  19.2
                          B+ . . . . . . . ...  28.8
                          B . . . . . . . . ..  16.8
                          B-..................   7.8
                          CCC+ . . . . . .....   4.7
                          CCC . . . . . . ....   1.7
                          Not Rated@ .........   5.8
                                               -----
                                               100.0%
                                               =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED)

                                              RATINGS/(1)/
                                              (UNAUDITED)
                                              ------------
                                                           INTEREST   MATURITY  PRINCIPAL    VALUE
       INDUSTRY DESCRIPTION           TYPE    MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 93.7%
AEROSPACE & DEFENSE -- 1.5%
  DigitalGlobe, Inc................ BTL-B      Ba2    BBB-   3.75%   01/31/2020 $1,905,225 $ 1,904,630
  Hamilton Sundstrand Corp......... BTL         B1     B+    4.00    12/13/2019    820,875     816,193
  Transdigm Group, Inc............. BTL-C      Ba3     B     3.75    02/28/2020  3,009,903   2,982,310
                                                                                           -----------
                                                                                             5,703,133
                                                                                           -----------
AIRLINES -- 1.3%
  Delta Air Lines, Inc............. BTL-B1     Ba1    BB-    4.00    10/18/2018  1,117,200   1,117,199
  Delta Air Lines, Inc............. BTL        Ba1     BB    4.25    04/20/2017  1,810,201   1,816,526
  United Airlines, Inc............. Tranche B  Ba2    BB-    4.00    04/01/2019  1,805,000   1,809,060
                                                                                           -----------
                                                                                             4,742,785
                                                                                           -----------
AUTO COMPONENTS -- 2.0%
  Affinia Group.................... BTL-B2      B2     B     4.75    04/25/2020  1,200,000   1,195,499
  Allison Transmission, Inc........ BTL-B3     Ba3    BB-    4.25    08/23/2019    857,160     862,650
  August LuxUK Holding Co.......... 1st Lien    NR     NR    5.00    04/27/2018    215,975     218,404
  August LuxUK Holding Co.......... 2nd Lien    NR     NR    10.50   04/27/2019    565,000     569,237
  August U.S. Holding Co., Inc..... 1st Lien    NR     NR    5.00    04/27/2018    166,138     166,034
  August U.S. Holding Co., Inc..... 2nd Lien    NR     NR    10.50   04/27/2019    185,000     186,388
  Federal Mogul Corp............... BTL-B       NR     NR  2.13-2.14 12/27/2014    927,978     888,042
  Federal Mogul Corp............... BTL-C       NR     NR  2.13-2.14 12/27/2015    473,458     453,082
  Goodyear Tire & Rubber Co........ 2nd Lien   Ba1     BB    4.75    04/30/2019    500,000     502,032
  TI Group Automotive Systems LLC.. BTL-B       NR     NR    5.50    03/27/2019    608,475     613,982
  Tower International, Inc......... BTL-B       B1     B+    5.75    04/23/2020    785,000     788,925
  UCI International, Inc........... BTL-B      Ba2     B+    5.50    07/26/2017  1,189,094   1,196,526
                                                                                           -----------
                                                                                             7,640,801
                                                                                           -----------
AUTOMOBILES -- 1.0%
  Casco Automotive Group, Inc...... BTL         B1     B+    6.25    11/14/2018    995,000   1,002,256
  Chrysler Group LLC............... BTL-B      Ba1     BB    6.00    05/24/2017  2,817,500   2,854,832
                                                                                           -----------
                                                                                             3,857,088
                                                                                           -----------
CAPITAL MARKETS -- 3.3%
  AlixPartners LLC................. BTL-B2     Ba3     B+    4.50    06/29/2019    688,067     690,218
  AlixPartners LLC................. 2nd Lien    B3     B-    10.75   12/27/2019    285,000     289,988
  ISS Holdings A/S................. BTL-B12     NR     NR    3.03    04/30/2018  1,105,000   1,106,900
  Nuveen Investments, Inc.......... 1st Lien    B2     B     4.20    05/13/2017  3,170,000   3,160,490
  Nuveen Investments, Inc.......... 2nd Lien   Caa1   CCC    6.50    02/28/2019  2,800,000   2,780,750
  Walter Investment Management Co.. Tranche B   B2     B+    5.75    11/28/2017  4,285,440   4,314,367
                                                                                           -----------
                                                                                            12,342,713
                                                                                           -----------
CHEMICALS -- 3.3%
  Al Chem & Cy SCA................. BTL-B       NR     NR    4.50    10/03/2019    503,670     504,299
  Al Chem & Cy SCA................. BTL-B1      NR     NR    4.50    10/03/2019    261,330     261,657
  Al Chem & Cy SCA................. 2nd Lien    B3     B-    8.25    04/03/2020    770,000     781,550
  Chemtura Corp.................... BTL        Ba1    BB+  5.50-6.25 08/27/2016  1,880,127   1,891,878
  General Chemical Corp............ BTL         B1     B   5.00-5.75 10/06/2015    623,620     627,713
  Houghton International, Inc...... BTL         B1     B     4.00    12/20/2019    706,450     711,748
  Ineos U.S. Finance LLC........... BTL-B       NR     NR    4.00    05/04/2018  1,523,186   1,498,276
  MacDermid, Inc................... Tranche B  Ba3     B     4.00    06/07/2020    575,000     573,922
  MacDermid, Inc................... 2nd Lien   Caa1    B-    7.75    12/07/2020  1,005,000   1,020,075
  PQ Corp.......................... 1st Lien    B2     B+    4.50    08/07/2017    631,825     633,059
  Tronox, Inc...................... BTL-B      Ba2    BBB-   4.50    03/19/2020    820,000     825,272
  U.S. Coatings Acquisition, Inc... BTL-B       B1     B+    4.75    02/01/2020    633,413     634,714
  Univar, Inc...................... BTL-B       B2     B+    5.00    06/30/2017  2,515,498   2,466,367
                                                                                           -----------
                                                                                            12,430,530
                                                                                           -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                           RATINGS/(1)/
                                                           (UNAUDITED)
                                                           ------------
                                                                        INTEREST   MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.4%
  ADS Waste Holdings, Inc........................ BTL        B1     B+    4.25%   10/09/2019 $1,517,375 $ 1,514,530
  Altegrity, Inc................................. BTL-B      B3     B-    7.75    02/21/2015  1,115,231   1,106,867
  Aramark Corp................................... BTL-D      B1    BB-    4.00    09/09/2019    870,000     873,915
  ATI Schools(9)(10)(11)......................... BTL-B     Ba3     NR    12.25   12/30/2014  1,149,607      28,740
  ATI Schools(6)(8)(10)(11)...................... BTL        NR     NR    13.25   06/30/2012    258,730      32,341
  ATI Schools(6)(8)(10)(11)...................... BTL        NR     NR    13.25   06/30/2012     15,983       1,998
  Atlantic Aviation FBO, Inc..................... BTL-B     Ba3    BB-    3.25    05/16/2020  1,105,000   1,104,309
  Audio Visual Services Group, Inc............... 1st Lien   B1     B+    6.75    11/09/2018  1,588,000   1,599,910
  AWAS Aviation Capital, Ltd..................... BTL        NR     NR    3.50    07/16/2018    653,093     661,257
  Brand Energy and Infrastructure Services, Inc.. BTL-B1     NR     NR    6.25    10/16/2018  1,439,221   1,456,611
  Brand Energy and Infrastructure Services, Inc.. BTL-B1     NR     NR    6.25    10/22/2018    345,413     349,587
  Cenveo Corp.................................... BTL-B     Ba3     B+    6.25    02/13/2017  2,159,588   2,159,588
  Fly Funding II SARL............................ BTL        B1    BBB-   5.75    08/09/2018  1,188,688   1,206,022
  KAR Auction Services, Inc...................... BTL-B     Ba3    BB-    3.75    05/19/2017  1,388,299   1,394,372
  Peak 10, Inc................................... BTL-B      B2     B     7.25    10/25/2018    631,825     633,931
  Star West Generation LLC....................... BTL-B     Ba3    BB-    4.25    03/13/2020  1,052,363   1,058,940
  ValleyCrest Cos................................ 1st Lien   B3     B-    5.50    06/13/2019  1,321,450   1,321,038
  WCA Waste Systems, Inc......................... BTL        B1     B+    4.00    03/23/2018  1,683,688   1,690,001
  West Corp...................................... BTL-B8    Ba3     BB    3.75    06/30/2018  2,128,576   2,132,301
                                                                                                        -----------
                                                                                                         20,326,258
                                                                                                        -----------
COMMUNICATIONS EQUIPMENT -- 2.1%
  Alcatel-Lucent SA.............................. BTL-C      B1     B+    7.25    01/30/2019  1,537,275   1,554,250
  ARRIS Group, Inc............................... BTL-B     Ba3    BB-    3.50    04/17/2020  1,680,788   1,671,683
  Sorenson Communications, Inc................... BTL-C      B2     B-    9.50    10/31/2014  3,211,950   3,215,162
  Telesat Holdings, Inc.......................... BTL-B     Ba3    BB-    3.50    03/28/2019  1,450,377   1,452,644
                                                                                                        -----------
                                                                                                          7,893,739
                                                                                                        -----------
COMPUTERS & PERIPHERALS -- 0.2%
  CDW Corp....................................... BTL       Ba3     B+    3.50    04/29/2020    891,495     883,044
                                                                                                        -----------
CONSUMER FINANCE -- 0.5%
  Ocwen Financial Corp........................... BTL        B1     B     5.00    02/15/2018  1,755,600   1,769,206
                                                                                                        -----------
CONTAINERS & PACKAGING -- 0.5%
  Consolidated Container Co...................... BTL-B      B1     B+    5.00    07/03/2019    818,813     823,418
  Pact Group Pty, Ltd............................ BTL-B     Ba3     B+    3.75    05/29/2020    685,000     682,431
  TricorBraun, Inc............................... BTL-B      B1     B+  4.00-5.25 05/03/2018    545,875     548,604
                                                                                                        -----------
                                                                                                          2,054,453
                                                                                                        -----------
DISTRIBUTORS -- 0.4%
  ABC Supply Co., Inc............................ BTL-B      B1    BB+    3.50    04/16/2020  1,355,000   1,347,741
                                                                                                        -----------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
  Bright Horizons Family Solutions, Inc.......... BTL-B      B1     B+  4.00-5.25 01/30/2020  1,154,200   1,159,538
  Weight Watchers International, Inc............. BTL-F     Ba1     BB    3.75    04/02/2020  1,230,000   1,224,998
                                                                                                        -----------
                                                                                                          2,384,536
                                                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
  Aptalis Pharma, Inc............................ BTL-B1     B2     B+    5.50    02/11/2017  2,247,326   2,248,731
  BLB Management Services, Inc................... BTL-B      B1    BB-    5.25    11/10/2018    605,000     613,319
  ION Trading Technologies, Ltd.................. 1st Lien   B2     B+    4.50    05/22/2020  1,025,000   1,021,584
  ION Trading Technologies, Ltd.................. 2nd Lien  Caa2   CCC+   8.25    05/22/2021    950,000     947,625
  Ipreo Holdings LLC............................. BTL-2      B1     NR    6.50    08/05/2017  1,146,338   1,153,503
  Ipreo Holdings LLC............................. BTL-3      B1     NR    6.50    08/05/2017    747,027     751,695
  LPL Holdings, Inc.............................. BTL-B     Ba2    BB-  3.25-4.75 03/29/2019  3,615,938   3,611,418
  Visant Corp.................................... BTL        B1     B+    5.25    12/22/2016  1,346,665   1,289,672
                                                                                                        -----------
                                                                                                         11,637,547
                                                                                                        -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                       INTEREST  MATURITY  PRINCIPAL    VALUE
             INDUSTRY DESCRIPTION                 TYPE    MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
  Cequel Communications LLC.................... BTL-B      Ba2    BB-   3.50%   02/14/2019 $2,434,188 $ 2,423,321
  Level 3 Financing, Inc....................... BTL-B3     Ba3    BB-   4.75    08/01/2019    981,000     983,146
  Level 3 Financing, Inc....................... Tranche B  Ba3    BB-   5.25    08/01/2019  1,425,000   1,427,968
  Windstream Corp.............................. BTL-B4     Ba2    BB+   3.50    01/23/2020    194,025     194,550
                                                                                                      -----------
                                                                                                        5,028,985
                                                                                                      -----------
ELECTRICAL EQUIPMENT -- 0.5%
  Generac Power Systems, Inc................... BTL-B       B2     B+   3.50    05/31/2020  1,145,000   1,138,202
  WireCo WorldGroup, Inc....................... BTL-B      Ba2     B+   6.00    02/15/2017    674,900     673,213
                                                                                                      -----------
                                                                                                        1,811,415
                                                                                                      -----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
  EMG Utica LLC................................ BTL         B2     B    4.75    03/27/2020    690,000     690,863
  Pacific Drilling SA.......................... BTL-B       B1     B+   4.50    06/04/2018    835,000     833,226
  Pinnacle Holdco SARL......................... BTL         B1     B+   4.75    07/24/2019  1,662,458   1,665,230
  Pinnacle Holdco SARL......................... 2nd Lien   Caa1   CCC+  10.50   07/24/2020    786,000     795,170
  Shelf Drilling International Holdings, Ltd... BTL        Ba1     B+   6.25    10/08/2018  2,985,000   2,999,925
                                                                                                      -----------
                                                                                                        6,984,414
                                                                                                      -----------
FOOD & STAPLES RETAILING -- 3.6%
  AdvancePierre Foods, Inc..................... BTL-B1      B1     B    5.75    07/10/2017  1,436,400   1,447,772
  BJ's Wholesale Club, Inc..................... 1st Lien    B3     B    4.25    09/26/2019  1,810,911   1,808,930
  Rite Aid Corp................................ BTL-B6      B1     B+   4.00    02/21/2020  1,127,175   1,128,020
  Rite Aid Corp................................ 2nd Lien    B3     B-   5.75    08/21/2020  1,055,000   1,075,441
  Rite Aid Corp................................ BTL         B3     B-   6.13    06/11/2021  2,230,000   2,227,213
  Roundy's Supermarkets, Inc................... BTL-B       B1     B+   5.75    02/13/2019    885,141     864,856
  Sprouts Farmers Market LLC................... BTL-B       B2     B+   4.50    04/23/2020  1,695,000   1,697,119
  Supervalu, Inc............................... BTL-B       B1     B+   5.00    03/21/2019  1,245,887   1,240,177
  U.S. Foodservice............................. BTL         B2     B-   4.50    03/29/2019  2,226,003   2,210,421
                                                                                                      -----------
                                                                                                       13,699,949
                                                                                                      -----------
FOOD PRODUCTS -- 3.6%
  Brickman Group Holdings, Inc................. BTL-B2      NR     B+   4.00    10/14/2016    883,237     887,653
  Brickman Group Holdings, Inc................. BTL-B3      NR     B+   4.00    09/28/2018  1,113,983   1,114,448
  H.J. Heinz Co................................ BTL-B2     Ba2     BB   3.50    06/05/2020  3,305,000   3,308,916
  Hostess Brands, Inc.......................... BTL-B       NR     B-   6.75    03/12/2020  1,095,000   1,115,531
  Michael Foods, Inc........................... BTL-B      Ba3     B+   4.25    02/25/2018  1,924,575   1,945,424
  Pinnacle Foods Group, Inc.................... BTL-B      Ba3     BB   3.25    04/29/2020  2,743,125   2,732,553
  Pinnacle Operating Corp...................... BTL-B2      NR     B    4.75    11/15/2018  1,429,218   1,432,195
  Pinnacle Operating Corp...................... BTL-B1     Caa1   CCC+  11.50   05/13/2019  1,000,000   1,022,500
                                                                                                      -----------
                                                                                                       13,559,220
                                                                                                      -----------
GAS UTILITIES -- 0.7%
  EP Energy LLC................................ BTL-B3     Ba3     B+   3.50    05/24/2018  1,005,000   1,000,760
  NGPL PipeCo LLC.............................. BTL-B       B2     B    6.75    09/15/2017    691,339     690,907
  Ruby Western Pipeline Holdings LLC........... BTL        Ba2    BB+   3.50    03/27/2020    935,000     932,663
                                                                                                      -----------
                                                                                                        2,624,330
                                                                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
  Bausch & Lomb, Inc........................... BTL-B       B1     B+   4.00    05/17/2019  1,212,773   1,215,957
  Catalent Pharma Solutions, Inc............... BTL        Ba3    BB-   3.70    09/15/2016  1,880,000   1,873,734
  Catalent Pharma Solutions, Inc............... BTL        Caa1    B    6.50    12/29/2017    720,000     717,300
  Hologic, Inc................................. BTL-B      Ba2    BBB-  4.50    08/01/2019    798,963     802,645
  Immucor, Inc................................. BTL-B2      B1    BB-   5.00    08/17/2018  1,854,775   1,862,504
                                                                                                      -----------
                                                                                                        6,472,140
                                                                                                      -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                       INTEREST   MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION                  TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.4%
  American Renal Holdings, Inc.............. 1st Lien      Ba3     B     4.50%   09/22/2019 $2,119,688 $ 2,107,764
  American Renal Holdings, Inc.............. 2nd Lien      Caa1   CCC+   8.50    02/14/2020  1,555,000   1,556,295
  ATI Physical Therapy...................... BTL-B         Ba3     B+    5.75    12/20/2019    830,825     835,498
  DaVita, Inc............................... BTL-B2        Ba2    BB-    4.00    11/01/2019  1,218,875   1,223,332
  DaVita, Inc............................... BTL-B         Ba2    BB-    4.50    10/20/2016  1,701,375   1,712,529
  HCA, Inc.................................. Tranche B3    Ba3     BB    2.95    05/01/2018    500,000     501,328
  Health Management Associates, Inc......... BTL-B         Ba3    BB-    3.50    11/18/2018    596,464     596,464
  Multiplan, Inc............................ BTL           Ba3     B     4.00    08/26/2017  2,009,197   2,018,166
  National Surgical Hospitals, Inc.......... BTL            B2     B     8.25    02/03/2017  1,336,377   1,336,377
  Quintiles Transnational Corp.............. BTL-B2         B1    BB-    4.50    06/08/2018  1,669,910   1,674,085
  Sheridan Holdings, Inc.................... 1st Lien       B1     B+    4.50    06/29/2018  1,019,726   1,023,550
  Sheridan Holdings, Inc.................... 2nd Lien      Caa1    B-    9.00    06/29/2019    721,000     727,909
  U.S. Renal Care, Inc...................... 1st Lien       B1     B+    6.25    07/02/2019    801,900     804,907
  U.S. Renal Care, Inc...................... 2nd Lien      Caa1   CCC+   10.25   12/27/2019    666,000     679,320
                                                                                                       -----------
                                                                                                        16,797,524
                                                                                                       -----------
HEALTH CARE TECHNOLOGY -- 0.7%
  Emdeon Business Services LLC.............. BTL-B2        Ba3    BB-    3.75    11/02/2018    679,199     677,671
  IMS Health, Inc........................... BTL-B         Ba3    BB-    3.75    09/01/2017  1,805,963   1,808,446
                                                                                                       -----------
                                                                                                         2,486,117
                                                                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 6.5%
  24 Hour Fitness Worldwide, Inc............ BTL-B         Ba3     B+    5.25    04/22/2016  1,561,822   1,577,440
  Affinity Gaming LLC....................... BTL-B         Ba2     BB    5.50    11/09/2017    898,624     908,733
  Caesars Entertainment Operating Co., Inc.. BTL-B2         B3     B-    4.44    01/28/2018  3,193,554   2,758,432
  California Pizza Kitchen, Inc............. BTL            B2     B   5.25-6.50 03/29/2018  1,500,000   1,501,250
  DineEquity, Inc........................... BTL-B         Ba2    BB-    3.75    10/19/2017  1,125,965   1,129,249
  Four Seasons Holdings, Inc................ 1st Lien       B1    BB-    4.25    06/27/2020    770,000     772,888
  Four Seasons Holdings, Inc................ 2nd Lien      Caa1    B-    6.25    12/28/2020    835,000     843,872
  Golden Nugget, Inc.(10)(11)............... Delayed Draw  Caa3    B-    3.20    06/30/2014    719,590     700,521
  Golden Nugget, Inc.(10)(11)............... 1st Lien      Caa3    B-    3.20    06/30/2014  1,264,214   1,230,712
  Landry's Restaurants, Inc................. BTL-B         Ba3    BB-    4.75    04/24/2018    550,900     552,392
  MGM Resorts International................. BTL-B         Ba2     BB    3.50    12/20/2019  2,820,825   2,802,137
  OSI Restaurant Partners LLC............... BTL-B1         B1     BB    3.50    10/26/2019  2,842,125   2,835,909
  Quizno's LLC.............................. 1st Lien       NR     NR    9.00    01/24/2017  1,788,090     914,906
  ROC Finance LLC........................... BTL-B          B1    BB-    5.00    05/15/2019    700,000     701,969
  Six Flags Theme Parks, Inc................ BTL-B         Ba2    BB+  4.00-5.25 12/20/2018    744,303     749,816
  Station Casinos, Inc...................... BTL-B          B1     B     5.00    03/01/2020  2,812,950   2,818,576
  Town Sports International Holdings, Inc... BTL-B         Ba3     B+    5.75    05/11/2018  1,797,161   1,812,886
                                                                                                       -----------
                                                                                                        24,611,688
                                                                                                       -----------
HOUSEHOLD DURABLES -- 0.9%
  Apex Tool Group LLC....................... BTL-B          B1     B     4.50    02/01/2020    603,488     604,745
  Tempur-Pedic International, Inc........... BTL-B          NR     BB    3.50    03/18/2020    766,519     761,919
  Wilsonart International Holdings LLC...... BTL            B2     B+    4.00    10/31/2019  1,094,500   1,086,634
  Yankee Candle Co., Inc.................... BTL            B1     B+    5.25    04/02/2019    772,614     775,189
                                                                                                       -----------
                                                                                                         3,228,487
                                                                                                       -----------
HOUSEHOLD PRODUCTS -- 0.1%
  Reynolds Group Holdings, Inc.............. Tranch E       B1     B+    4.75    09/28/2018    469,093     470,950
                                                                                                       -----------
INDUSTRIAL CONGLOMERATES -- 1.5%
  American Rock Salt Co. LLC................ BTL-B          B3     B     5.50    04/25/2017  1,690,500   1,689,232
  Fram Group Holdings, Inc.................. 1st Lien       B2     B     6.50    07/29/2017    525,643     519,073
  Sequa Corp................................ BTL-B          B1     B     5.25    06/19/2017    872,611     878,338
  UTEX Industries, Inc...................... 1st Lien       B2     B     4.75    04/10/2020    545,000     547,214
  UTEX Industries, Inc...................... 2nd Lien      Caa2   CCC+   8.75    04/10/2021  2,000,000   2,017,500
                                                                                                       -----------
                                                                                                         5,651,357
                                                                                                       -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                              RATINGS/(1)/
                                                              (UNAUDITED)
                                                              ------------
                                                                           INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                    TYPE   MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 1.0%
  Calpine Corp...................................... BTL-B      B1    BB-    4.00%   04/01/2018 $1,065,463 $ 1,066,034
  Calpine Corp...................................... BTL        B1    BB-    4.00    10/09/2019  1,534,405   1,533,685
  Dynegy Holdings, Inc.............................. BTL-B2     B1    BB-    4.00    04/23/2020    772,308     769,412
  LS Power Funding Corp............................. BTL       Ba2    BB+  5.50-6.50 06/28/2019    432,063     435,844
                                                                                                           -----------
                                                                                                             3,804,975
                                                                                                           -----------
INSURANCE -- 2.3%
  Asurion Corp...................................... 1st Lien   NR     B+    4.50    05/24/2019  3,546,572   3,522,189
  Asurion Corp...................................... BTL        NR     B-    11.00   09/02/2019    550,000     577,500
  Compass Investments, Inc.......................... BTL        B1     B-    5.25    12/27/2019  1,034,800   1,038,195
  Cooper, Gay, Swett & Crawford, Ltd................ 1st Lien   B1     B     5.00    04/16/2020    910,000     917,583
  Cooper, Gay, Swett & Crawford, Ltd................ 2nd Lien  Caa1   CCC+   8.25    10/16/2020  1,430,000   1,444,300
  National Financial Partners Corp.................. BTL-B      B2     B+    5.25    06/24/2020  1,080,000   1,077,750
                                                                                                           -----------
                                                                                                             8,577,517
                                                                                                           -----------
INTERNET & CATALOG RETAIL -- 0.1%
  Acosta, Inc....................................... BTL        NR     B+    5.00    03/02/2018    443,888     446,801
                                                                                                           -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
  Web.com Group, Inc................................ BTL-B      B1     B     4.50    10/27/2017    899,239     908,606
                                                                                                           -----------
IT SERVICES -- 3.4%
  Ceridian Corp..................................... BTL        B1     B-    5.94    05/09/2017  1,071,392   1,077,921
  Evertec, Inc...................................... BTL-B      B1    BB-    3.50    04/17/2020    610,000     606,645
  First Data Corp................................... BTL-B      B1     B+    4.19    03/24/2018  6,218,681   6,074,874
  First Data Corp................................... BTL-1      B1     B+    4.19    09/24/2018  2,170,000   2,119,276
  MoneyGram International, Inc...................... BTL-B      B1    BB-    4.25    03/28/2020  2,269,313   2,272,149
  Sungard Data Systems, Inc......................... BTL       Ba3     BB    3.94    02/28/2017    436,571     437,662
  TransFirst Holdings, Inc.......................... 2nd Lien  Caa2   CCC+   11.00   06/27/2018    250,000     255,000
                                                                                                           -----------
                                                                                                            12,843,527
                                                                                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
  SRAM LLC.......................................... BTL-B      B1    BB-  4.00-5.25 04/10/2020  2,657,224   2,645,598
                                                                                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
  Pharmaceutical Product Development, Inc........... BTL-B     Ba3     B+    4.25    12/05/2018  1,690,356   1,696,343
                                                                                                           -----------
MACHINERY -- 1.6%
  Alliance Laundry Systems LLC...................... BTL        B2     B     4.50    12/07/2018    569,722     572,096
  Edwards (Cayman Islands II), Ltd.................. BTL-B      B2     B+    4.75    03/26/2020    659,936     659,111
  Harbor Freight Tools USA, Inc..................... BTL-B      B1     B+    6.50    11/14/2017  1,030,956   1,040,235
  Navistar International Corp....................... BTL-B     Ba3     B+    5.75    08/17/2017    645,188     653,252
  Pro Mach, Inc..................................... BTL-B      B2     B+    5.00    07/06/2017  1,510,574   1,511,047
  Rexnord Corp...................................... BTL-B     Ba2     BB    3.75    04/01/2018  1,593,897   1,594,893
                                                                                                           -----------
                                                                                                             6,030,634
                                                                                                           -----------
MEDIA -- 9.6%
  Alpha D2, Ltd..................................... BTL-B2     B1     B+    4.50    04/30/2019  2,468,875   2,475,047
  Charter Communications Operating LLC.............. BTL-E     Baa3   BB+    3.00    04/10/2020  2,490,000   2,472,299
  Cumulus Media, Inc................................ 1st Lien  Ba2    BB-    4.50    09/16/2018  1,776,761   1,785,644
  Cumulus Media, Inc................................ 2nd Lien   B3    CCC+   7.50    09/16/2019  1,070,000   1,094,744
  Foxco Acquisition LLC............................. BTL-B      B2     B     5.50    07/14/2017  1,226,487   1,240,797
  Getty Images, Inc................................. BTL-B      B1     B     4.75    10/18/2019  1,905,425   1,890,420
  Gray Television, Inc.............................. BTL-B      B2     B+    4.75    10/14/2019  1,108,559   1,117,566
  Hicks Sports Group+(7)(8)......................... BTL-B      NR     NR    6.75    12/22/2011  1,172,242     351,673
  Hoyts Cinemas Group............................... 1st Lien   B1     B+    4.00    05/30/2020    425,000     425,000
  Hoyts Cinemas Group............................... 2nd Lien   B3    CCC+   8.25    11/20/2020    450,000     452,250
  Interactive Data Corp............................. BTL-B     Ba3     B+    3.75    02/11/2018  2,240,087   2,233,087
  Kabel Deutschland AG.............................. BTL-F1     NR     NR    3.25    02/01/2019  1,150,000   1,149,425
  LIN Television Corp............................... BTL-B     Ba2     BB    4.00    12/21/2018    719,057     725,193
  Mediacom LLC...................................... BTL-E     Ba3    BB-    4.50    10/23/2017    902,979     903,684

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST   MATURITY  PRINCIPAL    VALUE
            INDUSTRY DESCRIPTION                   TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
  Nine Entertainment Group, Ltd............... BTL-A         Ba2     BB    3.50%   02/05/2020 $1,600,000 $ 1,596,667
  Salem Communications Corp................... BTL-B          B2     B     4.50    03/16/2020    897,867     903,104
  The Weather Channel(12)..................... 2nd Lien       B3    CCC+   7.00    06/26/2020    270,000     273,375
  Tribune Co.................................. BTL           Ba3    BB+    4.00    12/31/2019  2,587,000   2,610,692
  Truven Health Analytics, Inc................ BTL-B          NR     B+    4.50    06/06/2019    311,856     311,076
  Univision Communications, Inc............... BTL-C1         B2     B+    4.50    03/01/2020    648,172     643,427
  Univision Communications, Inc............... BTL-C2         B2     B+    4.50    03/01/2020  6,334,125   6,288,880
  Velo Holdings, Inc.......................... BTL            NR     NR    15.00   02/04/2018    335,591     332,235
  Virgin Media Investment Holdings, Ltd....... BTL-B         Ba3    BB-    3.50    06/07/2020  1,875,000   1,860,353
  WideOpenWest Finance LLC.................... BTL-B          B1     B     4.75    04/01/2019    925,668     929,429
  WMG Acquisition Corp........................ BTL           Ba3    BB-    3.75    07/01/2020  2,176,000   2,170,560
                                                                                                         -----------
                                                                                                          36,236,627
                                                                                                         -----------
METALS & MINING -- 2.2%
  Ameriforge Group, Inc....................... BTL            B1     B+    5.00    12/19/2019  1,149,225   1,147,788
  Doncasters U.S. Finance LLC................. BTL-B          B2     B     5.50    04/05/2020  1,630,913   1,631,252
  Fortescue Metals Group, Ltd................. BTL           Ba1    BB+    5.25    10/18/2017  3,826,088   3,810,412
  Novelis, Inc................................ BTL-B         Ba2    BB-    3.75    03/10/2017  1,751,870   1,760,083
                                                                                                         -----------
                                                                                                           8,349,535
                                                                                                         -----------
MULTI UTILITIES -- 1.5%
  La Frontera Generation LLC.................. BTL-B          B1    BB-    4.50    09/30/2020  1,910,000   1,902,242
  Texas Competitive Electric Holdings Co. LLC. BTL           Caa3   CCC  4.69-4.78 10/10/2017  5,174,956   3,637,994
                                                                                                         -----------
                                                                                                           5,540,236
                                                                                                         -----------
MULTILINE RETAIL -- 1.5%
  99 Cents Only Store......................... BTL-B          B2     B+  5.25-6.25 01/13/2019    522,067     524,024
  JC Penny Corp, Inc.......................... BTL            B2     B-    6.00    05/21/2018  3,485,000   3,494,922
  Neiman Marcus Group, Inc.................... BTL-B          B2     B+    4.00    05/16/2018  1,500,000   1,497,071
                                                                                                         -----------
                                                                                                           5,516,017
                                                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 2.0%
  Arch Coal, Inc.............................. BTL           Ba3     BB    5.75    05/16/2018  1,450,354   1,445,369
  Energy Transfer Equity LP................... BTL-B         Ba2     BB    3.75    03/23/2017    976,500     981,459
  Philadelphia Energy Solutions LLC........... BTL-B          B1    BB-    6.25    04/04/2018    952,613     951,422
  Power Buyer LLC............................. BTL            NR     NR    4.25    05/06/2020  1,013,333   1,006,367
  Power Buyer LLC(14)......................... Delayed Draw   NR     NR    0.00    05/06/2020    126,667     125,400
  Power Buyer LLC............................. 2nd Lien      Caa2   CCC+   8.25    11/06/2020  1,670,000   1,667,216
  Samson Investment Co........................ 2nd Lien       B1     B     6.00    09/25/2018  1,500,000   1,500,000
                                                                                                         -----------
                                                                                                           7,677,233
                                                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.2%
  Unifrax Corp................................ BTL-B          B1     B+    4.25    11/28/2018    853,710     854,991
                                                                                                         -----------
PERSONAL PRODUCTS -- 0.6%
  NBTY, Inc................................... BTL-B         Ba3    BB-    3.50    10/01/2017    548,719     549,691
  Revlon, Inc................................. BTL-B         Ba2    BB-    4.00    11/20/2017  1,699,200   1,716,724
                                                                                                         -----------
                                                                                                           2,266,415
                                                                                                         -----------
PHARMACEUTICALS -- 1.9%
  Alkermes, Inc............................... BTL-B          B1     BB    3.50    09/18/2019  1,513,563   1,500,319
  Capsugel Healthcare, Ltd.................... BTL-B         Ba3    BB-    4.25    08/01/2018  1,695,918   1,712,877
  ConvaTec, Inc............................... BTL-B         Ba3     B+    5.00    12/22/2016    479,951     483,700
  Valeant Pharmaceuticals International, Inc.. BTL-E         Ba1     BB    4.50    06/24/2020  2,425,000   2,424,030
  Warner Chilcott PLC......................... BTL-B1         NR     NR    4.25    03/15/2018    202,085     202,564
  Warner Chilcott PLC......................... BTL-B3         NR     NR    4.25    03/15/2018    365,810     366,679
  Warner Chilcott PLC......................... Tranche B1     NR     NR    4.25    03/15/2018    464,216     465,318
  Warner Chilcott PLC......................... Tranche B2     NR     NR    4.25    03/15/2018     62,428      62,577
                                                                                                         -----------
                                                                                                           7,218,064
                                                                                                         -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                           RATINGS/(1)/
                                                           (UNAUDITED)
                                                           ------------
                                                                        INTEREST   MATURITY  PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
POOLED VEHICLE -- 0.5%
  Bombardier Recreational Products, Inc.......... 1st Lien   B1     B+    4.00%   01/30/2019 $1,961,143 $  1,961,757
                                                                                                        ------------
PROFESSIONAL SERVICES -- 0.6%
  Nexeo Solutions LLC............................ BTL-B1     B2     B     5.00    09/08/2017  1,502,801    1,476,502
  Nexeo Solutions LLC............................ BTL-B2     B2     B     5.00    09/08/2017    660,013      650,112
                                                                                                        ------------
                                                                                                           2,126,614
                                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Capital Automotive LP.......................... BTL-B     Ba2    BB-    4.00    04/05/2019    792,050      792,545
  Capital Automotive LP.......................... 2nd Lien   B1     B-    6.00    04/30/2020  1,090,000    1,114,525
                                                                                                        ------------
                                                                                                           1,907,070
                                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
  Realogy Corp................................... CLTL       B1    BB-    4.45    10/10/2016    187,278      187,390
  Realogy Corp................................... BTL        B1    BB-    4.50    03/05/2020  1,592,602    1,601,560
                                                                                                        ------------
                                                                                                           1,788,950
                                                                                                        ------------
ROAD & RAIL -- 0.4%
  Swift Transportation Co., Inc.................. BTL-B     Ba2     NR  4.00-4.25 12/21/2017  1,391,202    1,402,722
                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
  Freescale Semiconductor, Inc................... BTL-B4     B1     B     5.00    03/01/2020  5,419,290    5,383,729
  Microsemi Corp................................. BTL-B     Ba2     BB    3.75    02/19/2020  1,110,654    1,117,133
                                                                                                        ------------
                                                                                                           6,500,862
                                                                                                        ------------
SOFTWARE -- 3.4%
  Attachmate Corp................................ BTL        B1    BB-  7.25-8.00 11/22/2017    666,925      670,022
  Eagle Parent, Inc.............................. BTL-B     Ba3     NR    4.50    05/16/2018  2,793,214    2,801,943
  Hyland Software, Inc........................... BTL        B2     B     5.50    10/25/2019  1,825,825    1,826,738
  Infor (US), Inc................................ BTL-B3     NR     B+    3.75    05/22/2020    210,000      209,318
  Kronos, Inc.................................... BTL-C     Ba3     B     4.50    10/30/2019  2,422,825    2,439,482
  Kronos, Inc.................................... 2nd Lien  Caa1   CCC+   9.75    04/30/2020  1,745,000    1,810,438
  Lawson Software, Inc........................... BTL-B     Ba3     B+    5.25    04/05/2018    986,881      994,283
  Magic Newco LLC................................ BTL       Ba3     NR    7.25    12/12/2018  1,473,863    1,484,457
  RedPrairie Corp................................ 1st Lien   B1     B+    6.75    12/21/2018    756,200      759,981
                                                                                                        ------------
                                                                                                          12,996,662
                                                                                                        ------------
SPECIALTY RETAIL -- 2.1%
  J Crew Operating Corp.......................... BTL-B1     B1     B     4.00    03/07/2018  1,808,088    1,802,061
  Michaels Stores, Inc........................... BTL-B2     B1    BB-    3.75    01/28/2020  2,175,000    2,171,148
  Party City Holdings, Inc....................... BTL        B1     B     4.25    07/29/2019  2,567,448    2,565,043
  Serta Simmons Holdings LLC..................... BTL-B      B1     B+  5.00-6.00 10/01/2019  1,511,213    1,516,880
                                                                                                        ------------
                                                                                                           8,055,132
                                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
  Cricket Communications, Inc.................... BTL       Ba3     B+    4.75    10/10/2019    492,525      490,062
  Cricket Communications, Inc.................... BTL-C     Ba3     B+    4.75    03/01/2020  1,585,000    1,573,442
  Crown Castle International Corp................ BTL-B     Ba2     B+    3.25    01/31/2019    994,882      993,845
  Intelstat Jackson Holdings, Ltd................ BTL       Ba3    BB-    4.25    04/02/2018  1,987,475    1,994,308
  LTS Buyer LLC.................................. 1st Lien   B1     B     4.50    04/11/2020    795,000      793,172
  LTS Buyer LLC.................................. 2nd Lien  Caa1   CCC+   8.00    04/12/2021    430,000      430,179
  Syniverse Technologies, Inc.................... BTL-B      B1    BB-    5.00    04/23/2019  2,273,040    2,283,696
                                                                                                        ------------
                                                                                                           8,558,704
                                                                                                        ------------
  TOTAL LOANS (cost $355,904,679)................                                                        354,351,742
                                                                                                        ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                                RATINGS/(1)/
                                                                (UNAUDITED)
                                                                ------------
                                                                                                 PRINCIPAL
                                                                             INTEREST  MATURITY   AMOUNT/     VALUE
                  INDUSTRY DESCRIPTION                     TYPE MOODY'S S&P    RATE   DATE/(2)/   SHARES     (NOTE 2)
----------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS & NOTES -- 2.5%
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
  Ladder Capital Finance Holdings LLP*.................... Bond  Ba3     B+   7.38%   10/01/2017 $1,710,000 $1,744,200
                                                                                                            ----------
CONSUMER FINANCE -- 0.3%
  General Motors Financial Co.*........................... Bond  Ba3    BB-   2.75    05/15/2016    985,000    968,994
                                                                                                            ----------
GAS UTILITIES -- 0.4%
  EP Energy LLC........................................... Bond   B2     B    9.38    05/01/2020  1,258,000  1,421,540
                                                                                                            ----------
INTERNET SOFTWARE & SERVICES -- 0.4%
  Equinix, Inc............................................ Bond  Ba3     BB   5.38    04/01/2023  1,245,000  1,220,100
  Zayo Group LLC.......................................... Bond   B1     B    8.13    01/01/2020    340,000    368,900
                                                                                                            ----------
                                                                                                             1,589,000
                                                                                                            ----------
IT SERVICES -- 0.4%
  First Data Corp.*....................................... Bond   B1     B+   7.38    06/15/2019  1,635,000  1,679,963
                                                                                                            ----------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Denbury Resources, Inc.................................. Bond   B1     BB   4.63    07/15/2023  1,215,000  1,120,838
                                                                                                            ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
  CBRE Services, Inc...................................... Bond  Ba1     B+   5.00    03/15/2023    420,000    397,950
                                                                                                            ----------
SPECIALTY RETAIL -- 0.2%
  Party City Holdings, Inc.*.............................. Bond  Caa1   CCC+  8.88    08/01/2020    540,000    579,150
                                                                                                            ----------
  TOTAL U.S. CORPORATE BONDS & NOTES (cost $9,341,260)....                                                   9,501,635
                                                                                                            ----------
FOREIGN CORPORATE BONDS & NOTES -- 2.0%
CONTAINERS & PACKAGING -- 0.2%
  Ardagh Packaging Finance PLC*........................... Bond  Ba3     B+   4.88    11/15/2022    590,000    551,650
                                                                                                            ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
  Wind Acquisition Finance SA*............................ Bond  Ba3    BB-   6.50    04/30/2020  1,415,000  1,404,388
                                                                                                            ----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
  Shelf Drilling Holdings, Ltd.*.......................... Bond   B1     B    8.63    11/01/2018    695,000    722,800
                                                                                                            ----------
MEDIA -- 0.2%
  Unitymedia Hessen GmbH & Co. KG*........................ Bond  Ba3     B+   5.50    01/15/2023    870,000    822,150
                                                                                                            ----------
OIL, GAS & CONSUMABLE FUELS -- 0.1%
  MEG Energy Corp.*....................................... Bond   B1     BB   6.38    01/30/2023    570,000    552,900
                                                                                                            ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
  Intelsat Luxembourg SA*................................. Bond  Caa2   CCC+  7.75    06/01/2021  2,365,000  2,388,650
  NII Internet Telecom SCA*............................... Bond   B2     B-   7.88    08/15/2019  1,125,000  1,065,938
                                                                                                            ----------
                                                                                                             3,454,588
                                                                                                            ----------
  TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $7,630,000).                                                   7,508,476
                                                                                                            ----------
COMMON STOCK -- 0.1%-
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  BLB Management Services, Inc.+..........................                                            5,141    113,745
                                                                                                            ----------
MEDIA -- 0.1%
  Berry Co. LLC+(5)(6)....................................                                            1,136     66,524
  Velo Holdings, Inc.+....................................                                          158,341     95,005
                                                                                                            ----------
                                                                                                               161,529
                                                                                                            ----------
  TOTAL COMMON STOCK (cost $1,276,448)....................                                                     275,274
                                                                                                            ----------
MEMBERSHIP INTEREST -- 0.1%
MEDIA -- 0.1%
  NextMedia Operating, Inc.+(5)(6)........................                                            7,916    258,220
  VSS-AHC Holdings LLC+(5)(6).............................                                           12,608          0
                                                                                                            ----------
  TOTAL MEMBERSHIP INTEREST (cost $1,506,366).............                                                     258,220
                                                                                                            ----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                                                     VALUE
       INDUSTRY DESCRIPTION                                              SHARES     (NOTE 2)
       ---------------------------------------------------------------------------------------
       WARRANTS -- 0.0%
       DIVERSIFIED FINANCIAL SERVICES -- 0.0%
         Bankruptcy Management Solutions, Inc.
          Expires 10/01/2017
          (Strike Price $30.00)+(5)(6)
          (cost $0).................................................         126  $          0
                                                                                  ------------
         TOTAL LONG-TERM INVESTMENT SECURITIES (cost $375,658,753)..               371,895,347
                                                                                  ------------
       SHORT-TERM INVESTMENT SECURITIES -- 0.3%
       REGISTERED INVESTMENT COMPANIES -- 0.3%
         SSgA Money Market Fund (cost $1,140,752)...................   1,140,752     1,140,752
                                                                                  ------------
       TOTAL INVESTMENTS
         (cost $376,799,505) (13)...................................        98.7%  373,036,099
       OTHER ASSETS LESS LIABILITIES..................................       1.3%    5,090,080
                                                                       ---------  ------------
       NET ASSETS -- 100.0%...........................................     100.0% $378,126,179
                                                                       =========  ============

--------
BTL Bank Term Loan
CLTLCredit Linked Term Loan
NR  Security is not rated.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $12,480,783, representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2013.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 66 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At June 30, 2013, the aggregate value of these securities was $324,744, representing 0.1% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7) Company has filed for Chapter 11 bankruptcy protection.
(8) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(9) Loan is in default.
(10)PIK ("Payment-In-Kind") security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11)Security currently paying interest in the form of additional loans.
(12)As of June 30, 2013, the loan has not settled and as a result, the interest rate is estimated based on information available.
(13)See Note 6 for cost of investments on a tax basis.
(14)All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 11.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013 (see Note 2):

                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                    ------------------- ----------------- -------------------- ------------
Assets:
Long-Term Investment Securities:
  Loans:
   Commercial Services & Supplies..     $       --        $ 20,263,179         $   63,079      $ 20,326,258
   Hotels, Restaurants & Leisure...             --          24,611,688                 --        24,611,688
   Media...........................             --          35,552,719            683,908        36,236,627
   Other Industries*...............             --         273,177,169                 --       273,177,169
  U.S. Corporate Bonds & Notes.....             --           9,501,635                 --         9,501,635
  Foreign Corporate Bonds & Notes..             --           7,508,476                 --         7,508,476
  Common Stock:
   Diversified Financial Services..             --             113,745                 --           113,745
   Media...........................             --                  --            161,529           161,529
  Membership Interest..............             --                  --            258,220           258,220
  Warrants.........................             --                  --                  0                 0
Short-Term Investments:
  Registered Investment Companies..      1,140,752                  --                 --         1,140,752
                                        ----------        ------------         ----------      ------------
TOTAL..............................     $1,140,752        $370,728,611         $1,166,736      $373,036,099
                                        ==========        ============         ==========      ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.).

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of June 30, 2013 are reported on a schedule following the Portfolio of Investments.

   The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the Fund did not enter into any repurchase agreements.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $480,426 for the six months ended June 30, 2013, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $930,330 for the six months ended June 30, 2013, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in the Fund's 2012 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and No. 2013-01.

   STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at June 30, 2013.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                      FOR THE
                                 SIX MONTHS ENDED               FOR THE
                                   JUNE 30, 2013               YEAR ENDED
                                    (UNAUDITED)            DECEMBER 31, 2012
                             ------------------------  -------------------------
                               SHARES       AMOUNT        SHARES       AMOUNT
CLASS A                      ----------- ------------  -----------  ------------
Shares sold.................   6,811,684 $ 56,739,188    8,881,584  $ 72,332,575
Reinvested distributions....     299,238    2,492,405      532,619     4,345,084
Shares redeemed............. (5,201,658)  (43,296,950) (11,940,299)  (97,056,449)
                             ----------- ------------  -----------  ------------
   Net increase (decrease)..   1,909,264 $ 15,934,643   (2,526,096) $(20,378,790)
                             =========== ============  ===========  ============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                      FOR THE
                                  SIX MONTHS ENDED               FOR THE
                                   JUNE 30, 2013               YEAR ENDED
                                    (UNAUDITED)             DECEMBER 31, 2012
                             -------------------------  ------------------------
                               SHARES        AMOUNT       SHARES       AMOUNT
CLASS C                      ----------- -------------  ----------  ------------
Shares sold.................   4,138,230  $ 34,481,307   3,562,608  $ 29,037,559
Reinvested distributions....     299,567     2,493,950     606,703     4,944,604
Shares redeemed............. (2,245,801)   (18,704,243) (5,225,785)  (42,518,628)
                             ----------- -------------  ----------  ------------
   Net increase (decrease)..   2,191,996 $  18,271,014  (1,056,474) $ (8,536,465)
                             =========== =============  ==========  ============

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2013, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $219,593,783 and $182,639,735, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2013, the Fund incurred administration fees in the amount of $363,168.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker- dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended June 30, 2013, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended June 30, 2013 SACS received sales charges on Class A shares of $149,698, of which $47,542 was reallowed to affiliated broker-dealers and $74,786 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2013, SACS received early withdrawal charges of $17,436.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the six months ended June 30, 2013, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                            EXPENSE  JUNE 30, 2013
                                            -------- -------------
             Class A....................... $173,753    $30,017
             Class C.......................  225,732     38,912

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2013, SunAmerica waived fees and reimbursed expenses as follows: Class A $276,749 and Class C $463,551.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, post October losses, and treatment of defaulted securities.

                   DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
-------------------------------------------------------------    -------------------------------------
            FOR THE YEAR ENDED DECEMBER 31, 2012                 FOR THE YEAR ENDED DECEMBER 31, 2012
-------------------------------------------------------------    -------------------------------------
                                                                                      LONG-TERM
ORDINARY  LONG-TERM GAINS/CAPITAL AND  UNREALIZED APPRECIATION/   ORDINARY            CAPITAL
INCOME           OTHER LOSSES              (DEPRECIATION)          INCOME              GAINS
--------  ---------------------------  ------------------------      ------------     ---------
  $--           $(55,358,517)               $(4,215,458)         $14,866,282            $--

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2012 capital loss carryforward available to offset future recognized gains were $43,306,204 with $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017.
   Additionally, the fund generated unlimited short-term capital losses of $2,567,644 and unlimited long-term losses of $9,484,669.

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   Unrealized appreciation and depreciation in the value of investments at June 30, 2013 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $376,799,505
                                                                ============
   Gross unrealized appreciation............................... $  3,779,485
   Gross unrealized depreciation...............................   (7,542,891)
                                                                ------------
   Net unrealized depreciation................................. $ (3,763,406)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Fund have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 8. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended June 30, 2013, the Fund had borrowings outstanding for 2 days under the line of credit and incurred $145 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,845,002 at a weighted average interest rate of 1.42%. At June 30, 2013, there were no borrowings outstanding.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2013 -- (UNAUDITED)
        (CONTINUED)


Note 9. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2013, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 11. Unfunded Loan Commitments

   At June 30, 2013, the Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

                                                MATURITY PRINCIPAL
    BORROWER                           TYPE       DATE    AMOUNT    VALUE
    --------                       ------------ -------- --------- --------
    Power Buyer LLC............... Delayed Draw 09/24/16 $126,667  $125,400

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2013 -- (UNAUDITED)

The Board of the Fund, including the Disinterested Directors, approved the continuation of the Advisory Agreement between the Fund and SunAmerica for a one-year period ending June 30, 2014 at an in-person meeting held on June 4-5, 2013 (the "Meeting"). At the Meeting, the Board, including the Disinterested Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2014 (the "Subadvisory Agreement," and together with the Advisory Agreement, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington, provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable;
(c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers, (f) information about SunAmerica's and Wellington's risk management process; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including Disinterested Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND WELLINGTON.

The Board, including the Disinterested Directors, considered the nature, quality and extent of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, clerical, secretarial and certain administrative services (excusive of, and in addition to, any such service provided by any other party retained by the Fund) and has authorized its officers and employees, if elected, to serve as officers or directors of the Fund without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the "Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica intended to implement with respect to its investment department, and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)


The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2013, SunAmerica managed, advised and/or administered approximately $54.8 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management process. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Fund.

The Board also considered the nature, quality and extent of services to be provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE.

The Board, including the Disinterested Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe.

It was noted that performance information was for the periods ended March 31, 2013. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five- year periods. The Board further considered the improvement in the Fund's more recent performance. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, and also considered the fact that the Fund ranked in the first quintile of its Peer Group and Peer Universe for the four-year period. The Board concluded that the Fund's overall performance was satisfactory.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)


CONSIDERATION OF THE MANAGEMENT FEE AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA, WELLINGTON AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board also noted the relative small size of the Fund's Peer Group. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Fund since SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Portfolio's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fees. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund, to the extent applicable. The Board noted in particular that the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to Wellington were reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)


The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

PROFITABILITY.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to the Subadviser, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreement and Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other reports from the Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE.

The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2013 -- (UNAUDITED) (CONTINUED)


OTHER FACTORS.

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

CONCLUSION.

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2014. Based upon its evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Disinterested Director may have attributed different weights to different factors. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Katherine Stoner, Chief   Fund's Statement of        obtain copies of the
   Compliance Officer      Additional Information     Forms N-Q at the U.S.
 Gregory N. Bressler,      may be ob-tained without   Securities and Exchange
   Chief Legal             charge upon request, by    Commission's Public
   Officer and Secretary   calling (800) 858-8850.    Refer-ence Room in
 Gregory R. Kingston,      This in-formation is also  Washington, DC
   Vice President and      available from the EDGAR   (information on the
   Assistant Treasurer     database on the U.S.       operation of the Public
 Nori L. Gabert, Vice      Secu-rities and Exchange   Reference Room may be
   President and           Commission's website at    ob-tained by calling
   Assistant Secretary     http://www.sec.gov.        1-800-SEC-0330).
 John E. McLean,
   Assistant Secretary     DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
 Kathleen Fuentes,         DOCUMENTS                  FUND PORTFOLIO SECURITIES
   Assistant Secretary     The Fund has adopted a     Information regarding how
 Diedre L. Shepherd,       policy that allows it to   the Fund voted proxies
   Assistant Treasurer     send only one copy of the  relating to securities
 Matthew J. Hackethal,     Fund's prospectus, proxy   held in the Fund's
   Anti-Money Laundering   material, annual report    portfolio during the most
   Compliance Officer      and semi-annual report     recent twelve month
                           (the "shareholder          period ended June 30 is
INVESTMENT ADVISER         documents") to             available, once filed
 SunAmerica Asset          shareholders with          with the U.S. Securities
   Management Corp.        multiple accounts          and Exchange Commis-sion,
 Harborside Financial      residing at the same       without charge, upon
   Center                  "household." This          request, by calling
 3200 Plaza 5              practice is called         (800) 858-8850 or on the
 Jersey City, NJ           householding and reduces   U.S. Securities and
   07311-4992              Fund expenses, which       Exchange Commission's
                           benefits you and other     website at
DISTRIBUTOR                shareholders. Unless the   http://www.sec.gov.
 SunAmerica Capital        Fund receives
   Services, Inc.          instructions to the        This report is submitted
 Harborside Financial      con-trary, you will only   solely for the general
   Center                  receive one copy of the    information of
 3200 Plaza 5              shareholder documents.     shareholders of the Fund.
 Jersey City, NJ           The Fund will continue to  Distribution of this
   07311-4992              household the              report to persons other
                           share-holder documents     than shareholders of the
SHAREHOLDER SERVICING      indefinitely, until we     Fund is authorized only
AGENT                      are instructed otherwise.  in connection with a
 SunAmerica Fund           If you do not wish to      currently effective
   Services, Inc.          participate in             prospectus, setting forth
 Harborside Financial      householding, please       details of the Fund,
   Center                  contact Shareholder        which must precede or
 3200 Plaza 5              Services at (800)          accompany this report.
 Jersey City, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request     The accompanying report
                           with your name, the name   has not been audited by
TRANSFER AGENT             of your fund(s) and your   independent accountants
 State Street Bank and     account number(s) to       and accordingly no
   Trust Company           SunAmerica Mutual Funds    opinion has been
 P.O. Box 219373           c/o BFDS, P.O. Box         expressed thereon.
 Kansas City, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFSAN - 6/13

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  Not Applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 5, 2013


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: September 5, 2013